Accrued Expenses - Summary of Accrued Expenses (Detail) - Bird Rides [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued legal and regulatory expenses		$ 6,585	$ 2,676
Accrued cloud computing services		2,407	1,995
Accrued other		11,012	7,565
Total accrued expenses	$ 23,468	$ 20,004	$ 12,236